Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Worldwide Fund	Dec. 30, 2022
Fidelity Worldwide Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.68%
Past 5 years	19.92%
Past 10 years	14.88%
Fidelity Worldwide Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	15.03%
Past 5 years	17.61%
Past 10 years	13.02%
Fidelity Worldwide Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.91%
Past 5 years	15.68%
Past 10 years	11.88%
F0341
Average Annual Return:
Past 1 year	22.24%
Past 5 years	15.51%
Past 10 years	13.17%